Share Option and Warrant Reserves	6 Months Ended
Jun. 30, 2022
Share Option and Warrant Reserves
Share Option and Warrant Reserves
Note 10: Share option and warrant reserves

(a) Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the three and six months ended June 30, 2022 and 2021, the share-based compensation expense was as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$195	$142	$327	$349
Fees, salaries and other employee benefits	433	478	800	1,184
Total share-based compensation expense	$628	$620	$1,127	$1,533

During the three and six months ended June 30, 2022, the Company granted 1,685,000 and 3,430,000 share options, respectively (three and six months ended June 30, 2021 – 130,000 and 130,000, respectively) to directors, officers, employees, and certain consultants who provide certain on-going services to the Company, representative of employee services. The weighted average fair value per option of these share options for the three and six months ended June 30, 2022 was calculated as $0.48 and $0.46, respectively, using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during the three and six months ended June 30, 2022 was based on the following weighted average assumptions:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Risk-free interest rate	2.79%	1.01%	2.20%	1.01%
Expected dividend yield	Nil	Nil	Nil	Nil
Share price volatility	67%	68%	67%	68%
Expected forfeiture rate	15%	0%	5%	0%
Expected life in years	5.0	4.9	5.0	4.9

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b) Share option plan

The Company maintains a rolling share option plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees, and other service providers. The share options typically vest as to 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months.

The number of share options issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(511,972)	4.93
Forfeited	(633,436)	1.89
Outstanding, June 30, 2022	9,036,589	$1.46

As at June 30, 2022, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	6,185,969	1.12	3.97	3,140,970	1.22	3.39
$2.05 – $3.26	2,847,703	2.19	3.06	2,847,703	2.19	3.06
$8.23	2,917	8.23	0.20	2,917	8.23	0.20
	9,036,589	1.46	3.68	5,991,590	1.68	3.23

(c) Share purchase warrants

The number of share purchase warrants outstanding at June 30, 2022 was as follows:

	Warrants outstanding	Weighted average exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired	(412,190)	1.11
Outstanding at June 30, 2022	7,799,263	$1.28

The following table reflects the warrants issued and outstanding as of June 30, 2022:

Expiry date	Warrants outstanding	Exercise price ($/share)
September 12, 2022	337,813	2.96
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,799,263	1.28